Note 10 - Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2018	2017	2016

Government grant – Gold sale export incentive	6,482	2,446	1,104
Eersteling rock dump sale	217	—	—
Greenstone Provident Fund pay-out	363	—	—
Other	39	148	226
	7,101	2,594	1,330